Trade Receivables (Details) - Schedule of Trade Receivables - Trade receivables [member] - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Trade Receivables [Line Items]
Receivable from related parties	$ 444,082	$ 352,424
Receivable from others	3,367,494	1,537,132
Less: allowance for doubtful debts (expected credit loss)	(129,274)	(57,832)
Total receivables	$ 3,682,302	$ 1,831,724